INCOME TAX EXPENSE - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net loss carryforward	¥ 635,188	¥ 670,062
Accrued expenses and payroll payable	17,230	18,967
Provision for impairment of assets	3,620	5,663
Others		94
Valuation allowance	(656,038)	(694,786)
Tax loss carryforwards	¥ 2,540,751
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100
Withholding income taxes for undistributed profits	¥ 0	¥ 0